Trading assets - Trading securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Trading assets
Disclosure of financial assets [line items]
Financial assets	238,130	287,995
Trading securities
Disclosure of financial assets [line items]
Financial assets	177,234
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	214,109	224,278
US Treasury and US Government agencies | Trading assets
Disclosure of financial assets [line items]
Financial assets	34,664	15,995
UK Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	9,710	9,540
Hong Kong Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	10,772	10,070
Other governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	66,530	58,858
Asset-backed securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	3,351	2,986
Corporate debt and other securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	28,186	27,569
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	60,896	99,260
Debt securities issued by banks and other financial institutions | Trading assets
Disclosure of financial assets [line items]
Financial assets	18,918	18,585
Debt securities issued by banks and other financial institutions, guaranteed by governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 2,367	$ 906